Management of financial risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency risk | Discount rate
Management of financial risk
Impact on post tax profit due to increase in foreign currency	¥ (14,099)	¥ (16,596)	¥ 1,752
Impact on post tax profit due to decrease in foreign currency	¥ 14,099	¥ 16,596	¥ (1,752)
Interest rate risk
Management of financial risk
Percentage of reasonably possible increase in risk assumption	2.00%
Interest rate risk | HKD
Management of financial risk
Impact on earnings over the next 12 months if interest rates rise by 200 basis points	¥ (15,000)
Impact on economic value if interest rates rise by 200 basis points	(43,000)
Interest rate risk | USD
Management of financial risk
Impact on earnings over the next 12 months if interest rates rise by 200 basis points	3,000
Impact on economic value if interest rates rise by 200 basis points	¥ (3,000)